Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 21.1%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$8,278	$ 8,358,278
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	867	879,169
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	4,104	4,145,277
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	4,345	4,397,175
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	3,316	3,341,787
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,361,906
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	3,083	3,118,578
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	7,368	7,450,970
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	10,030	10,012,422
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,032	9,034,703
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	13,376,215
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,566,814
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	6,398	6,453,821
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	4,089	4,141,552
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,757,267
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	9,123	8,643,385
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	1,448	1,452,197
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,907,685
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,802,954
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,393,641
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,078,381
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	5,955	5,938,404
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	2,948	2,931,246
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,104	1,094,671
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	5,994	5,855,669
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)	1,817	1,744,719
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	6,054	6,085,973
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	4,280	4,312,135
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	4,987	5,080,643
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	2,017	2,037,159
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	$2,882	$ 2,917,171
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	4,480	4,504,525
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,340	1,355,397
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,334	9,377,139
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,427	1,130,685
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	8,547	7,514,851
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,543	2,417,807
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	2,837	2,639,600
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	8,591	8,346,188
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	304	301,249
Series 2021-3, Class C, 0.86%, 2/26/29(1)	139	138,258
Series 2021-3, Class D, 1.009%, 2/26/29(1)	135	134,109
Series 2021-3, Class E, 2.102%, 2/26/29(1)	86	85,791
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	1,592	1,594,429
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	521	521,146
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	862	863,948
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	1,092	1,092,742
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	4,820	4,841,271
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	6,382	6,453,518
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	6,550	6,551,455
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	272	271,187
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	340	340,140
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	498	483,333
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	275	261,585
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	15,522	15,596,132
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	8,413	8,456,378
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,577,963
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,621	2,148,286
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,529	1,359,646
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	582	497,449
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,934	2,443,842
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,242	1,800,153
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,071	2,325,899
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,588	3,670,017
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	3,703,404
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	245	234,583

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	$8,442	$ 8,259,089
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,562	6,056,498
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00%, (USD Prime - 0.50%), 7/25/50(1)(2)	5,491	5,552,230
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,663,909
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	595	574,183
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,930	3,764,143
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	5,009	5,043,555
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	729	728,294
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	1,302	1,308,101
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	6,150	6,162,604
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	7,111	7,069,765
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,443	2,365,195
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,638	1,592,324
Series 2021-C, Class A, 2.18%, 10/8/31(1)	14,478	14,046,664
Series 2021-C, Class B, 2.67%, 10/8/31(1)	9,903	9,641,345
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	9,953	10,003,866
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	8,134	8,109,544
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	534	527,640
Series 2021-3, Class C, 3.27%, 5/15/29(1)	1,512	1,438,956
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	329	325,448
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	5,560	5,612,972
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,587,567
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	4,404	4,433,474
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	8,993	9,046,329
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	3,744	3,769,259
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.702%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	638	638,006
Reach ABS Trust:
Series 2023-1A, Class B, 7.33%, 2/18/31(1)	5,000	5,053,979
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	1,297	1,304,844
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	9,002	8,866,589
ServiceMaster Funding LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,988	2,727,268
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,537	13,166,021
Security	Principal Amount (000's omitted)	Value
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	$7,842	$ 7,212,421
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,440,202
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)	3,645	3,736,351
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	3,085	3,011,173
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,058	5,919,622
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,616	2,258,176
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,536	3,321,156
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	957	703,007
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,066	1,171,434
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,432	5,075,633
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,180	5,345,653
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,687	1,418,711
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	628	633,632
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	11,847	12,206,637
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)	3,410	3,375,167
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	9,174,983
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,473,064
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,019	5,338,940
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	3,134	3,007,168
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)	4,378	4,415,463
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	581	543,558
Series 2020-A, Class C, 6.657%, 3/15/45(1)	621	610,626
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	4,925	4,936,295
Total Asset-Backed Securities (identified cost $552,660,164)		$530,474,805

Collateralized Mortgage Obligations — 5.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.569%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$5,245	$ 5,255,857

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)(3)	$6,979	$ 7,226,142
Series 2024-2, Class A, 8.79% to 9/25/27, 11/25/59(1)(4)	4,377	4,561,270
Series 2024-3, Class A, 10.262%, 1/25/60(1)(3)	3,394	3,517,344
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	3,700	3,781,346
Federal Home Loan Mortgage Corp.:
Series 5410, Class FE, 5.669%, (30-day SOFR Average + 1.10%), 5/25/54(2)	10,191	10,195,957
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	18,181	18,208,203
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,550	2,564,912
Series 2024-HQA1, Class A1, 5.819%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	7,673	7,722,185
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	2,135	2,233,885
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	9,852	10,266,847
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	8,309	8,641,057
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	6,160	6,334,758
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	3,995	4,240,062
Government National Mortgage Association, Series 2023-40, Class FX, 4.585%, (1 mo. SOFR + 0.214%), 9/20/41(2)	14,056	13,851,014
Home Re Ltd., Series 2021-1, Class M2, 7.525%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	2,757	2,783,223
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 6.305%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	3,704	3,738,219
Series 2024-HE2, Class A1, 5.805%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,496	1,505,483
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,500	2,543,901
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	3,000	3,059,459
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,440	3,481,429
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.819%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	4,820	4,891,599
Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	4,600	4,664,138
PRPM LLC:
Series 2021-RPL1, Class A1, 1.319% to 3/25/25, 7/25/51(1)(4)	2,198	2,009,301
Security	Principal Amount (000's omitted)	Value
PRPM LLC: (continued)
Series 2021-RPL2, Class A1, 1.455% to 3/25/25, 10/25/51(1)(4)	$1,405	$ 1,279,500
Total Collateralized Mortgage Obligations (identified cost $136,784,225)		$ 138,557,091

Commercial Mortgage-Backed Securities — 8.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$10,820	$ 6,899,057
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	6,285	3,265,817
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.287%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	7,362	7,393,691
BPR Trust:
Series 2022-OANA, Class A, 6.295%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	5,086	5,111,763
Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	7,975	8,016,868
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	10,284	10,251,120
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	3,122	3,106,541
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	9,322	9,306,493
CSMC Trust:
Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	1,771	1,639,761
Series 2022-CNTR, Class A, 8.342%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	1,014	766,797
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.592%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	3,351	3,354,927
Series 2021-ESH, Class B, 5.892%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	3,609	3,613,957
Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	8,939	8,959,499
Series 2021-ESH, Class D, 6.762%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	3,013	3,024,628
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.935%, 9/25/27(3)	3,807	3,644,888
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,837	2,872,049
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	3,399	3,462,033
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,484,340
Great Wolf Trust, Series 2024-WOLF, Class A, 5.939%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	9,312	9,339,545

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	$17,728	$ 17,741,776
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.338%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)	7,000	7,012,916
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,487	4,502,301
Series 2024-DPLO, Class B, 6.388%, (1 mo. SOFR + 1.991%), 6/15/41(1)(2)	8,485	8,527,245
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.239%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	5,368	5,381,305
Series-2024-RGCY, Class C, 7.237%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	4,186	4,197,529
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	527,922
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,920	100,438
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.338%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	5,663	5,684,237
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.038%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	7,225	7,240,395
NYC Trust, Series 2024-3ELV, Class A, 6.388%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	7,784	7,855,830
ORL Trust:
Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	8,933	8,966,493
Series 2024-GLKS, Class D, 7.291%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	3,172	3,183,898
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	8,280	8,266,350
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 6.138%, (1 mo. SOFR + 1.741%), 5/15/39(1)(2)	5,313	5,275,833
TX Trust:
Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,845	4,840,752
Series 2024-HOU, Class C, 7.037%, (1 mo. SOFR + 2.64%), 6/15/39(1)(2)	5,100	5,109,869
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(3)	6,790	7,122,750
Total Commercial Mortgage-Backed Securities (identified cost $221,272,060)		$210,051,613

Corporate Bonds — 39.6%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings LLC, 6.60%, 11/15/28	$11,537	$ 11,823,313
		$ 11,823,313
Security	Principal Amount (000’s omitted)	Value
Communications — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,636,631
5.125%, 5/1/27(1)	10,390	10,218,203
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	4,667	4,663,085
Sprint LLC, 7.625%, 3/1/26	4,000	4,091,480
Videotron Ltd., 3.625%, 6/15/29(1)	9,300	8,666,441
		$ 30,275,840
Consumer, Cyclical — 4.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$5,574	$5,560,385
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	3,860	3,763,824
5.308%, 10/20/31(1)	2,425	2,369,176
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	2,842	2,825,072
4.75%, 10/20/28(1)	12,448	12,285,282
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,465,694
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	16,510	16,504,319
7.35%, 11/4/27	11,579	12,127,930
General Motors Financial Co., Inc.:
4.30%, 4/6/29	6,738	6,512,311
5.80%, 1/7/29	4,672	4,768,353
5.98%, (SOFR + 1.30%), 4/7/25(2)	5,092	5,104,557
Hyundai Capital America:
5.68%, 6/26/28(1)	5,724	5,810,130
5.80%, 6/26/25(1)	7,040	7,066,710
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,500	3,389,036
WarnerMedia Holdings, Inc.:
3.755%, 3/15/27	25,500	24,571,854
6.412%, 3/15/26	7,000	7,002,861
		$123,127,494
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$3,945	$3,792,105
4.25%, 11/1/29(1)	3,800	3,605,043
Centene Corp., 4.25%, 12/15/27	15,882	15,396,786
CVS Pass-Through Trust, 6.036%, 12/10/28	652	655,611
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,255,427
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,712,306
		$33,417,278
Energy — 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	$5,000	$4,821,237
		$4,821,237

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial — 27.6%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(5)	$7,900	$ 7,886,228
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(5)	6,325	6,613,025
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	6,793	6,842,119
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(5)	4,069	4,013,210
6.848% to 1/3/29, 1/3/30(5)	5,587	5,794,318
6.992% to 6/13/28, 6/13/29(5)	470	489,815
American Assets Trust LP, 3.375%, 2/1/31	4,301	3,744,005
American National Group, Inc., 5.75%, 10/1/29	4,710	4,719,015
Antares Holdings LP, 3.95%, 7/15/26(1)	7,160	6,954,432
Athene Global Funding:
4.86%, 8/27/26(1)	10,516	10,510,580
5.583%, 1/9/29(1)(6)	6,818	6,898,921
5.62%, 5/8/26(1)	12,000	12,114,448
Avolon Holdings Funding Ltd., 4.95%, 1/15/28(1)	12,508	12,399,351
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(5)	1,000	979,983
5.147%, 8/18/25	10,200	10,212,275
5.294%, 8/18/27	1,600	1,610,350
5.588%, 8/8/28	4,600	4,663,236
6.35%, 3/14/34	3,400	3,449,301
6.607%, 11/7/28	4,400	4,631,158
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(5)	22,876	22,636,974
5.819% to 9/15/28, 9/15/29(5)	11,234	11,514,392
5.933% to 9/15/26, 9/15/27(5)	36,428	37,086,094
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)	2,425	2,476,375
6.65%, 3/15/31	5,295	5,391,932
BNP Paribas SA, 5.125% to 1/13/28, 1/13/29(1)(5)	14,638	14,636,813
BPCE SA:
5.716% to 1/18/29, 1/18/30(1)(5)	2,875	2,890,964
6.714% to 10/19/28, 10/19/29(1)(5)	10,233	10,649,767
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(5)(6)	11,650	11,768,087
Capital One NA, 2.28% to 1/28/25, 1/28/26(5)	8,500	8,481,191
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,319,555
CI Financial Corp., 3.20%, 12/17/30	7,288	6,200,206
Citibank NA, 4.876% to 11/19/26, 11/19/27(5)	9,525	9,535,154
Citigroup, Inc., 4.00% to 12/10/25(5)(7)	5,060	4,939,185
Corebridge Global Funding, 5.20%, 1/12/29(1)	9,018	9,073,506
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(5)	9,796	10,125,434
Enact Holdings, Inc., 6.25%, 5/28/29	14,850	15,141,977
EPR Properties:
3.75%, 8/15/29	8,607	7,985,095
4.50%, 4/1/25	2,385	2,379,383
4.95%, 4/15/28	7,293	7,176,213
Essent Group Ltd., 6.25%, 7/1/29	6,080	6,211,030
Extra Space Storage LP, 5.70%, 4/1/28	4,512	4,607,224
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
GA Global Funding Trust, 6.009%, (SOFR + 1.36%), 4/11/25(1)(2)	$10,350	$ 10,376,140
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,700	2,318,790
4.40%, 10/15/29(1)	11,545	10,950,112
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	12,228	11,914,812
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	4,068	3,587,707
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(5)	10,464	11,092,658
ING Groep NV, 5.335% to 3/19/29, 3/19/30(5)	13,870	13,930,912
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)	9,249	9,409,047
JPMorgan Chase & Co., 6.087% to 10/23/28, 10/23/29(5)	37,817	39,232,937
KeyBank NA, 5.85%, 11/15/27(6)	6,159	6,313,278
KeyCorp, 5.716%, (SOFR + 1.25%), 5/23/25(2)	6,921	6,927,327
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	6,715	6,369,849
6.00%, 5/20/34	3,546	3,612,540
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	3,984	3,636,378
5.391%, 12/7/26(1)	3,700	3,757,421
Marex Group PLC, 6.404%, 11/4/29	4,453	4,500,143
Nuveen LLC, 5.55%, 1/15/30(1)	6,050	6,173,019
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	5,000	5,358,879
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(5)	500	496,369
5.492% to 5/14/29, 5/14/30(5)	34,382	34,877,955
6.875% to 10/20/33, 10/20/34(5)	4,025	4,395,264
Radian Group, Inc., 4.875%, 3/15/27	17,633	17,519,983
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(5)	6,000	6,033,888
Societe Generale SA:
2.797% to 1/19/27, 1/19/28(1)(5)	6,950	6,609,508
5.634% to 1/19/29, 1/19/30(1)(5)	9,075	9,062,116
Swedbank AB:
5.407%, 3/14/29(1)	6,682	6,741,801
6.136%, 9/12/26(1)	11,147	11,390,791
Synchrony Bank, 5.40%, 8/22/25	2,775	2,779,206
Synchrony Financial, 4.875%, 6/13/25	1,561	1,559,849
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(5)	2,946	2,877,496
5.625%, 2/15/28	4,100	4,108,589
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(5)	3,688	3,717,250
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)	3,909	3,755,914
Truist Financial Corp., 6.047% to 6/8/26, 6/8/27(5)	6,328	6,433,415
U.S. Bancorp, 5.10% to 7/23/29, 7/23/30(5)	33,000	32,968,858
UBS Group AG, 4.253%, 3/23/28(1)	30,000	29,161,418
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	13,997	13,729,158
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	6,560	6,609,075
		$695,042,173

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial — 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/29	$5,753	$ 5,731,836
BAE Systems PLC, 5.00%, 3/26/27(1)	5,450	5,475,325
MasTec, Inc., 5.90%, 6/15/29	5,570	5,674,312
		$ 16,881,473
Technology — 1.4%
Concentrix Corp., 6.60%, 8/2/28(6)	$17,213	$ 17,644,788
Kyndryl Holdings, Inc., 3.15%, 10/15/31	9,850	8,544,098
Marvell Technology, Inc., 5.75%, 2/15/29	4,254	4,362,057
Seagate HDD Cayman, 9.625%, 12/1/32	4,000	4,513,216
		$35,064,159
Utilities — 1.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$12,415	$12,484,834
Engie SA, 5.25%, 4/10/29(1)	8,150	8,190,717
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	20,800	20,838,632
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,297,462
		$47,811,645
Total Corporate Bonds (identified cost $992,699,498)		$998,264,612

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(8)	50,000	$ 2,535,250
Total Exchange-Traded Funds (identified cost $2,538,000)		$ 2,535,250

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$3,500	$ 3,459,925
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(9)(10)	1,500	1,478,025
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,937,950

Senior Floating-Rate Loans — 1.5%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.0%(12)
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28	$1,361	$ 1,366,423
		$ 1,366,423
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$3,970	$ 3,988,550
		$ 3,988,550
Insurance — 0.5%
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	$3,969	$ 3,985,661
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	3,970	3,999,111
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	3,970	3,968,581
		$11,953,353
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(13)	$4,000	$4,025,000
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	3,980	4,008,838
		$8,033,838
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.457%, (SOFR + 2.00%), 11/8/27	$449	$451,672
ICON Luxembourg SARL, Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	1,018	1,026,872
PRA Health Sciences, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	254	255,846
		$1,734,390
Machinery — 0.2%
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	$3,970	$4,003,840
		$4,003,840
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	$3,980	$3,979,264
		$3,979,264

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.12%, (SOFR + 1.75%), 6/24/30	$3,980	$ 3,982,497
		$ 3,982,497
Total Senior Floating-Rate Loans (identified cost $38,995,913)		$ 39,042,155

U.S. Government Agency Mortgage-Backed Securities — 5.0%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(14)	$102,143	$ 100,750,100
6.00%, 30-Year, TBA(14)	24,355	24,467,261
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $125,527,396)		$ 125,217,361

U.S. Treasury Obligations — 16.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.875%, 11/30/25	$22,150	$ 21,879,786
4.375%, 8/15/26	21,780	21,823,658
4.50%, 5/15/27	17,600	17,690,415
4.50%, 5/31/29	32,800	32,964,418
4.625%, 9/15/26	17,386	17,492,270
4.625%, 11/15/26	136,559	137,470,246
4.875%, 11/30/25(6)	19,562	19,669,846
4.875%, 4/30/26	148,452	149,628,163
Total U.S. Treasury Obligations (identified cost $418,077,310)		$418,618,802

Short-Term Investments — 7.7%
Affiliated Fund — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(15)	135,396,691	$ 135,396,691
Total Affiliated Fund (identified cost $135,396,691)		$ 135,396,691

Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(16)	35,992,185	$ 35,992,185
Total Securities Lending Collateral (identified cost $35,992,185)		$ 35,992,185
U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$21,714	$ 21,625,067
Total U.S. Treasury Obligations (identified cost $21,618,122)		$ 21,625,067
Total Short-Term Investments (identified cost $193,006,998)		$ 193,013,943
Total Investments — 105.6% (identified cost $2,686,561,564)		$2,660,713,582
Other Assets, Less Liabilities — (5.6)%		$ (141,606,904)
Net Assets — 100.0%		$2,519,106,678

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $1,220,771,418 or 48.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

(6)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $47,447,409 and the total market value of the collateral received by the Fund was $49,204,094, comprised of cash of $35,992,185 and U.S. government and/or agencies securities of $13,211,909.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated fund.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $4,937,950, which represents 0.2% of the net assets of the Fund as of December 31, 2024.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	Amount is less than 0.05%.
(13)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	3,718	Long	3/31/25	$764,455,660	$158,414
U.S. 10-Year Treasury Note	(668)	Short	3/20/25	(72,645,000)	613,823
U.S. 5-Year Treasury Note	(280)	Short	3/31/25	(29,765,313)	214,643
U.S. Ultra 10-Year Treasury Note	(950)	Short	3/20/25	(105,746,875)	1,350,417
					$2,337,297
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $142,869,891, which represents 5.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ —	$ —	$ —	$ 250	$ 2,535,250	$ 31,311	50,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	3,548,265	—	—	—	(88,340)	3,459,925	43,750	3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,522,590	—	—	—	(44,565)	1,478,025	18,750	1,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	78,208,905	258,115,739	(200,927,953)	—	—	135,396,691	2,098,111	135,396,691
Total				$ —	$(132,655)	$142,869,891	$2,191,922

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$530,474,805	$ —	$530,474,805
Collateralized Mortgage Obligations	—	138,557,091	—	138,557,091
Commercial Mortgage-Backed Securities	—	210,051,613	—	210,051,613
Corporate Bonds	—	998,264,612	—	998,264,612
Exchange-Traded Funds	2,535,250	—	—	2,535,250
High Social Impact Investments	—	4,937,950	—	4,937,950
Senior Floating-Rate Loans	—	39,042,155	—	39,042,155
U.S. Government Agency Mortgage-Backed Securities	—	125,217,361	—	125,217,361

Calvert
Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$418,618,802	$ —	$418,618,802
Short-Term Investments:
Affiliated Fund	135,396,691	—	—	135,396,691
Securities Lending Collateral	35,992,185	—	—	35,992,185
U.S. Treasury Obligations	—	21,625,067	—	21,625,067
Total Investments	$173,924,126	$2,486,789,456	$ —	$2,660,713,582
Futures Contracts	$2,337,297	$ —	$ —	$2,337,297
Total	$176,261,423	$2,486,789,456	$ —	$2,663,050,879
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.